Capital Management - Debt to Capital Ratios (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Disclosure Of Capital Management [Abstract]
Total liabilities	$ 186,580,294	$ 6,726,038	$ 143,314,539
Less: Cash and cash equivalents	(132,622,131)	(4,780,899)	(94,048,036)	$ (3,390,340)	$ (95,492,477)	$ (83,661,739)
Net debt	53,958,163		49,266,503
Total equity	264,375,047	$ 9,530,463	223,139,562		$ 202,913,915	$ 204,397,483
Total capital	$ 318,333,210		$ 272,406,065
Debt to capital ratios	16.95%	16.95%	18.09%	18.09%